S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Sponsor [Member]	Sep. 23, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	375,000	[1]
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000	[1]
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	4,312,500	[2]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	346,875	[1]
Price Paid or to be Paid for Securities, Total Amount	$ 2,775,000	[1]
Loans and Advances [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	110,000
Office space and administrative services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	10,000
Additional Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 8
Consulting, success or finder fees [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount

[1]	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 253,125 private placement units (or up to 281,250 private placement units if the over-allotment is exercised in full) at a price of $8.00 per unit ($2,025,000 in the aggregate, or $2,250,000 of the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering. The purchase of the non-managing sponsor membership interests is not contingent upon the participation in this offering or vice versa.
[2]	Subject to the non-managing sponsor investors purchasing, through the sponsor, the private placement units allocated to them in connection with the closing of this offering as described below, the sponsor will issue membership interests at a nominal purchase price of $0.006 per underlying founder share to the non-managing sponsor investors at the closing of this offering reflecting indirect interests in an aggregate of 2,750,000 founder shares (or up to 3,312,500 founder shares if the underwriters exercise the over-allotment option in full) held by the sponsor.